Expense Example, No Redemption - John Hancock Income Fund - Class C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	$ 1,624